united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 04/30

Date of reporting period: 7/31/15

Item 1. Schedule of Investments.

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2015

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 30.27%
	EQUITY FUNDS - 30.27%
176,683	iShares Core S&P Mid-Cap ETF *	$ 26,504,217
327,344	iShares Core S&P Small-Cap ETF	38,266,514
169,536	iShares S&P 500 Growth ETF *	20,015,420
40,366	iShares S&P Mid-Cap 400 Growth ETF	6,994,620
273,548	PowerShares Dynamic Large Cap Growth Portfolio *	8,682,414
31,711	Vanguard S&P 500 ETF	6,118,637
	TOTAL EXCHANGE TRADED FUNDS (Cost - $104,521,276)	106,581,822

	MUTUAL FUNDS - 69.61%
	EQUITY FUNDS - 69.61%
937,451	American Beacon Bridgeway Large Cap Value Fund	22,958,185
176,163	Aquila Three Peaks Opportunity Growth Fund	8,744,715
60,254	ClearBridge Aggressive Growth Fund	13,634,862
1,069,417	Glenmede Large Cap Core Portfolio	24,286,455
621,314	Goldman Sachs Large Cap Growth Insights Fund	14,849,400
1,766,585	JPMorgan Disciplined Equity Fund	42,804,358
1,764,978	MainStay US Equity Opportunities Fund	15,761,255
193,552	Oakmark Fund	12,944,753
891,392	Professionally Managed Portfolios - Hodges Small Cap Fund	18,478,562
558,919	T Rowe Price Value Fund	19,634,834
904,568	Vanguard Strategic Equity Fund	30,492,980
261,169	Vanguard Structured Large Cap Equity Fund	10,757,541
292,574	Wells Fargo Advantage Special Mid CapValue Fund	9,739,795
	TOTAL MUTUAL FUNDS (Cost - $239,095,387)	245,087,695

	SHORT-TERM INVESTMENTS - 2.10%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 1.47%
5,170,850	Dreyfus Government Cash Management, 0.01%**	5,170,850

	MONEY MARKET FUND - 0.63%
2,221,654	Milestone Treasury Obligations Portfolio, 0.01%**	2,221,654

	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,392,504)	7,392,504

	TOTAL INVESTMENTS - 101.98% (Cost - $351,009,167) (a)	$ 359,062,021
	OTHER ASSETS AND LIABILITIES - NET - (1.98)%	(6,976,893)
	TOTAL NET ASSETS - 100.00%	$ 352,085,128

ETF - Exchange Traded Fund
* All or a portion of the security is on loan. Total loaned securities had a value of $5,062,946 at July 31, 2015.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $351,009,167 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 8,617,814
	Unrealized depreciation	(564,960)
	Net unrealized appreciation	$ 8,052,854

** Money market fund; interest rate reflects seven day effective yield on July 31, 2015.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2015

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 99.67%
	FINANCIAL SERVICES - 12.59%
358,449	Financial Select Sector SPDR Fund	$ 9,036,500
69,747	iShares U.S. Financial Services ETF	6,715,241
522,207	PowerShares Global Listed Private Equity Portfolio *	6,130,710
96,297	SPDR S&P Insurance ETF *	6,904,495
		28,786,946
	ENERGY - 3.35%
110,250	Energy Select Sector SPDR Fund	7,649,145

	EQUITY FUNDS - 11.05%
192,546	First Trust Consumer Staples AlphaDEX Fund *	8,803,203
267,168	First Trust Dorsey Wright Focus 5 ETF	6,735,305
28,909	iShares U.S. Consumer Services ETF	4,348,492
176,496	PureFunds ISE Cyber Security ETF	5,391,953
		25,278,953
	GROWTH & INCOME - 11.69%
70,092	Direxion All Cap Insider Sentiment Shares	5,087,978
302,466	First Trust NASDAQ-100 Ex-Technology Sector IndexSM Fund +*	13,120,975
147,445	TrimTabs Float Shrink ETF *	8,517,898
		26,726,851
	HEALTH & BIOTECHNOLOGY - 11.66%
17,623	iShares Nasdaq Biotechnology ETF *	6,741,326
62,329	iShares U.S. Healthcare Providers ETF *	8,724,814
137,184	Powershares Dynamic Pharmaceuticals Portfolio *	11,202,446
		26,668,586
	LARGE CAP GROWTH - 9.31%
110,297	Vanguard S&P 500 ETF	21,281,806

161,898	LEISURE - 5.68%
	Consumer Discretionary Select Sector SPDR Fund	12,987,458

	MID CAP GROWTH - 6.13%
93,444	iShares Core S&P Mid-Cap ETF	14,017,534

	SOCIALLY RESPONSIBLE - 2.76%
213,917	Eventide Gilead Fund	6,310,538

	TECHNOLOGY - 17.57%
74,230	Guggenheim S&P 500 Equal Weight Technology ETF	6,772,745
65,502	iShares North American Tech-Software ETF *	6,709,370
50,191	iShares PHLX Semiconductor ETF *	4,393,720
107,218	PowerShares DWA Technology Momentum Portfolio +	4,573,920
158,485	Powershares QQQ Trust Series 1	17,742,396
		40,192,151
	VALUE - 7.88%
194,612	iShares S&P 500 Value ETF *	18,024,963

	TOTAL EXCHANGE TRADED FUNDS (Cost - $221,973,360)	227,924,931

	SHORT-TERM INVESTMENTS - 14.69%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 13.85%
31,685,611	Dreyfus Government Cash Management, 0.01%**	31,685,611

	MONEY MARKET FUND - 0.84%
1,915,825	Milestone Treasury Obligations Portfolio, 0.01%**	1,915,825

	TOTAL SHORT-TERM INVESTMENTS (Cost - $33,601,436)	33,601,436

	TOTAL INVESTMENTS - 114.36% (Cost - $255,574,796) (a)	$ 261,526,367
	OTHER ASSETS AND LIABILITIES - NET - (14.36)%	(32,834,976)
	TOTAL NET ASSETS - 100.00%	$ 228,691,391

+ Affiliated Company - Pacific Financial Explorer Fund holds in excess of 5% of outstanding voting securities of this exchange traded fund.
ETF - Exchange Traded Fund
* All or a portion of the security is on loan. Total loaned securities had a value of $30,396,352 at July 31, 2015.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $255,591,098 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 9,018,484
	Unrealized depreciation	(3,083,215)
	Net unrealized appreciation	$ 5,935,269

** Money market fund; interest rate reflects seven day effective yield on July 31, 2015.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2015

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 16.84%
	EQUITY FUNDS - 16.84%
63,761	iShares Currency Hedged MSCI EAFE ETF *	$ 1,774,469
111,117	iShares Currency Hedged MSCI Japan ETF	3,574,634
73,363	WisdomTree Europe Hedged Equity Fund	4,705,503
	TOTAL EXCHANGE TRADED FUNDS (Cost - $10,233,115)	10,054,606

	MUTUAL FUNDS - 82.93%
	EQUITY FUNDS - 82.93%
340,872	Dodge & Cox Global Stock Fund	4,083,648
139,958	FMI International Fund	4,138,578
44,925	Janus Global Life Sciences Fund/United States	2,955,594
300,552	JOHCM International Select Fund	6,074,164
158,281	Matthews Japan Fund	3,038,989
81,270	MFS International Value Fund	3,068,771
304,772	Oberweis International Opportunities Fund ^	6,458,115
501,978	Pear Tree Polaris Foreign Value Small Cap Fund	6,831,919
237,942	T Rowe Price International Funds - European Stock Fund	5,115,755
277,150	Thornburg Global Opportunities Fund	7,740,794
	TOTAL MUTUAL FUNDS (Cost - $48,530,364)	49,506,327

	SHORT-TERM INVESTMENTS - 1.75%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 0.02%
14,250	Dreyfus Government Cash Management, 0.01%**	14,250

	MONEY MARKET FUND - 1.73%
1,031,353	Milestone Treasury Obligations Portfolio, 0.01%**	1,031,353

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,045,603)	1,045,603

	TOTAL INVESTMENTS - 101.52% (Cost - $59,809,082) (a)	$ 60,606,536
	OTHER ASSETS AND LIABILITIES - NET - (1.52)%	(905,370)
	TOTAL NET ASSETS - 100.00%	$ 59,701,166

ETF - Exchange Traded Fund
* All or a portion of the security is on loan. Total loaned securities had a value of $16,085 at July 31, 2015.
^ Non-Income producing security.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $59,809,082 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 1,473,369
	Unrealized depreciation	(675,915)
	Net unrealized appreciation	$ 797,454

** Money market fund; interest rate reflects seven day effective yield on July 31, 2015.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2015

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 44.42%
	DEBT FUNDS - 44.42%
28,926	iShares 7-10 Year Treasury Bond ETF	$ 3,078,884
106,115	iShares 1-3 Year Treasury Bond ETF	9,004,919
23,551	iShares Agency Bond ETF	2,673,510
190,425	iShares Intermediate Government/Credit Bond ETF	21,104,803
124,256	iShares 3-7 Year Treasury Bond ETF *	15,364,254
20,849	iShares Short Treasury Bond ETF	2,299,019
333,662	SPDR Barclays Intermediate Term Corporate Bond ETF	11,351,181
378,680	Vanguard Mortgage-Backed Securities ETF	20,145,776
	TOTAL EXCHANGE TRADED FUNDS (Cost - $85,137,472)	85,022,346

	MUTUAL FUNDS - 55.18%
	DEBT FUNDS - 55.18%
1,886,933	Angel Oak Multi-Strategy Income Fund	22,737,540
1,222,771	BlackRock Total Return Fund	14,392,018
543,129	Cohen & Steers Preferred Securities and Income Fund Inc	7,408,278
1,570,998	DoubleLine Core Fixed Income Fund	17,202,425
965,768	Guggenheim- Total Return Bond Fund	25,786,017
687,380	Guggenheim Floating Rate Strategies Fund	18,071,225
	TOTAL MUTUAL FUNDS (Cost - $106,546,012)	105,597,503

	SHORT-TERM INVESTMENTS - 15.08%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 13.82%
26,440,750	Dreyfus Government Cash Management, 0.01%**	26,440,750

	MONEY MARKET FUND - 1.26%
2,419,821	Milestone Treasury Obligations Portfolio, 0.01%**
	TOTAL SHORT-TERM INVESTMENTS	2,419,821

	TOTAL SHORT-TERM INVESTMENTS (Cost - $28,860,571)	28,860,571

	TOTAL INVESTMENTS - 114.68% (Cost - $220,544,055) (a)	$ 219,480,420
	OTHER ASSETS AND LIABILITIES - NET - (14.68)%	(28,089,880)
	TOTAL NET ASSETS - 100.0%	$ 191,390,540

ETF - Exchange Traded Fund
* All or a portion of the security is on loan. Total loaned securities had a value of $2,596,650 at July 31, 2015.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $220,612,769 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 82,136
	Unrealized depreciation	(1,214,485)
	Net unrealized depreciation	$ (1,132,349)
** Money market fund; interest rate reflects seven day effective yield on July 31, 2015.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2015

Shares	Description	Value
	EXCHANGE TRADED FUND - 10.00%
	DEBT FUND - 10.00%
49,489	iShares 1-3 Year Treasury Bond ETF (Cost - $4,200,471)	$ 4,199,637

	MUTUAL FUNDS - 72.81%
	ASSET ALLOCATION FUND - 6.97%
274,374	SEI Multi-Asset Income Fund	2,927,570

	DEBT FUNDS - 60.99%
527,577	Angel Oak Multi-Strategy Income Fund	6,357,297
239,372	Guggenheim Floating Rate Strategies Fund	6,293,101
351,221	Metropolitan West Unconstrained Bond Fund	4,161,965
68,094	Northern Lights Fund Trust Strategic Income Fund	682,304
489,589	PIMCO Mortgage Opportunities Fund	5,454,021
266,868	Zeo Strategic Income fund	2,674,016
		25,622,704
	EQUITY FUND - 4.85%
131,239	TFS Market Neutral Fund	2,038,145

	TOTAL MUTUAL FUNDS (Cost - $30,750,071)	30,588,419

	SHORT-TERM INVESTMENT - 21.58%
	MONEY MARKET FUND - 21.58%
9,066,285	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $9,066,285)	9,066,285

	TOTAL INVESTMENTS - 104.39% (Cost - $44,016,827) (a)	$ 43,854,341
	OTHER ASSETS AND LIABILITIES - NET - (4.39)%	(1,844,409)
	TOTAL NET ASSETS - 100.0%	$ 42,009,932

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $44,017,512 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ -
	Unrealized depreciation	(163,171)
	Net unrealized depreciation	$ (163,171)

** Money market fund; interest rate reflects seven day effective yield on July 31, 2015.

PACIFIC FINANCIAL FAITH & VALUES BASED MODERATE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2015

Shares	Description	Value
	MUTUAL FUNDS - 99.28%
	DEBT FUNDS - 42.06%
80,420	Ave Maria Bond Fund	$ 894,267
34,755	GuideStone Medium-Duration Bond Fund	507,425
82,935	Praxis Intermediate Income Fund	863,355
37,758	Timothy Plan Fixed Income Fund	387,018
26,459	Timothy Plan High Yield Bond Fund	241,573
		2,893,638
	EQUITY FUNDS - 57.22%
37,317	Eventide Gilead Fund	1,100,837
20,523	GuideStone Funds - Equity Index Fund	480,641
33,542	LKCM Aquinas Small Cap Fund	277,057
23,488	LKCM Aquinas Value Fund	413,865
52,831	Praxis Growth Index Fund	965,758
83,497	Timothy Plan Large/Mid Cap Growth Fund	698,038
		3,936,196

	TOTAL MUTUAL FUNDS (Cost - $6,801,166)	6,829,834

	TOTAL INVESTMENTS - 99.28% (Cost - $6,801,166) (a)	$ 6,829,834
	OTHER ASSETS AND LIABILITIES - NET - 0.72%	49,829
	TOTAL NET ASSETS - 100.0%	$ 6,879,663

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,807,052 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 81,944
	Unrealized depreciation	(59,162)
	Net unrealized appreciation	$ 22,782

** Money market fund; interest rate reflects seven day effective yield on July 31, 2015.

Pacific Financial Funds
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2015 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilies and disclosure of contingent assets and liabilies at the date of the financial statements and the reported amounts of income and expenses for the period.  Acutal results could differ from those estimates.  The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2015 for the Funds’ assets and liabilities measured at fair value:

Pacific Financial Core Equity Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 106,581,822	$ -	$ -	$ 106,581,822
Mutual Funds	245,087,695	-	-	245,087,695
Short-Term Investments	7,392,504	-	-	7,392,504
Total	$ 359,062,021	$ -	$ -	$ 359,062,021

Pacific Financial Explorer Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 227,924,931	$ -	$ -	$ 227,924,931
Short-Term Investments	33,601,436	-	-	33,601,436
Total	$ 261,526,367	$ -	$ -	$ 261,526,367

Pacific Financial International Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 10,054,606	$ -	$ -	$ 10,054,606
Mutual Funds	49,506,327	-	-	49,506,327
Short-Term Investments	1,045,603	-	-	1,045,603
Total	$ 60,606,536	$ -	$ -	$ 60,606,536

Pacific Financial Strategic Conservative Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 85,022,346	$ -	$ -	$ 85,022,346
Mutual Funds	105,597,503	-	-	105,597,503
Short-Term Investments	28,860,571	-	-	28,860,571
Total	$ 219,480,420	$ -	$ -	$ 219,480,420

Pacific Financial Tactical Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 4,199,637	$ -	$ -	$ 4,199,637
Mutual Funds	30,588,419	-	-	$ 30,588,419
Short-Term Investments	9,066,285	-	-	$ 9,066,285
Total	$ 43,854,341	$ -	$ -	$ 43,854,341

Pacific Financial Faith & Values Based Moderate Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 6,829,834	$ -	$ -	$ 6,829,834
Total	$ 6,829,834	$ -	$ -	$ 6,829,834

* Refer to the Portfolio of Investments for Industry Classification.

There were no transfers between levels for the period.

The Funds did not hold any Level 3 securities during the period.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Securities Lending - The Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, and Pacific Financial Strategic Conservative Fund have entered into a securities lending arrangement with the Bank of New York Mellon (the “Borrower”).  Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower.  In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned.  The cash collateral is invested in short-term instruments as noted in the Fund’s Schedule of Investments.  Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them. The agreement provides that the Funds receive a guaranteed amount in securities lending revenue annually.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 9/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 9/25/2015

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 9/25/2015